(Loss)/profit on disposal of intangible assets (Tables)	6 Months Ended
Dec. 31, 2018
(Loss)/profit on disposal of intangible assets
Schedule of (loss)/profit on disposal of intangible assets

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	2017 £’000	2018 £’000	2017 £’000
(Loss)/profit on disposal of registrations	(4,508)	289	17,841	17,297
Player loan income	159	724	238	995

	(4,349)	1,013	18,079	18,292